Related party transactions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)
Anglo Ardmore Ship Management Limited
Related Party Transaction [Line Items]
Percentage of ownership interest (as a percent)	50.00%
Corporate Joint Venture [Member] | Anglo Ardmore Ship Management Limited
Related Party Transaction [Line Items]
Percentage of ownership interest (as a percent)	50.00%
Anglo Ardmore Ship Management Limited
Related Party Transaction [Line Items]
Number of vessels for which technical management services is provided | item	22	14
Total management fees paid	$ 3.2	$ 2.7	$ 3.0
Related Party [Member]
Related Party Transaction [Line Items]
Amounts payable to related party	0.0	0.7
Amounts Due from (to) related party, Management Fees	0.0	0.0
Advances made	5.2	1.5
Related Party [Member] | Accounts Payable [Member]
Related Party Transaction [Line Items]
Amounts payable to related party		0.1
Related Party [Member] | Accrued Expenses and Other Liabilities [Member]
Related Party Transaction [Line Items]
Amounts payable to related party	$ 0.0	$ 0.6